Shareholder Report, Line Graph (Details) - USD ($)			2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended	8 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended	14 Months Ended	15 Months Ended	17 Months Ended	18 Months Ended	20 Months Ended	21 Months Ended	23 Months Ended	24 Months Ended	26 Months Ended	27 Months Ended	29 Months Ended	30 Months Ended	32 Months Ended	33 Months Ended	35 Months Ended	36 Months Ended	38 Months Ended	39 Months Ended	41 Months Ended	42 Months Ended	44 Months Ended	45 Months Ended	47 Months Ended	48 Months Ended	50 Months Ended	51 Months Ended	53 Months Ended	54 Months Ended	56 Months Ended	57 Months Ended	59 Months Ended	60 Months Ended	62 Months Ended	63 Months Ended	65 Months Ended	66 Months Ended	68 Months Ended	69 Months Ended	71 Months Ended	72 Months Ended	74 Months Ended	75 Months Ended	77 Months Ended	78 Months Ended	80 Months Ended	81 Months Ended	83 Months Ended	84 Months Ended	86 Months Ended	87 Months Ended	89 Months Ended	90 Months Ended	92 Months Ended	93 Months Ended	95 Months Ended	96 Months Ended	98 Months Ended	99 Months Ended	101 Months Ended	102 Months Ended	104 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Mar. 06, 2017	Oct. 31, 2015	Apr. 30, 2017	Jan. 31, 2016	Jul. 31, 2017	Apr. 30, 2016	Oct. 31, 2017	Jul. 31, 2016	Jan. 31, 2018	Oct. 31, 2016	Apr. 30, 2018	Jan. 31, 2017	Jul. 31, 2018	Apr. 30, 2017	Oct. 31, 2018	Jul. 31, 2017	Jan. 31, 2019	Oct. 31, 2017	Apr. 30, 2019	Jan. 31, 2018	Jul. 31, 2019	Apr. 30, 2018	Oct. 31, 2019	Jul. 31, 2018	Jan. 31, 2020	Oct. 31, 2018	Apr. 30, 2020	Jan. 31, 2019	Jul. 31, 2020	Apr. 30, 2019	Oct. 31, 2020	Jul. 31, 2019	Jan. 31, 2021	Oct. 31, 2019	Apr. 30, 2021	Jan. 31, 2020	Jul. 31, 2021	Apr. 30, 2020	Oct. 31, 2021	Jul. 31, 2020	Jan. 31, 2022	Oct. 31, 2020	Apr. 30, 2022	Jan. 31, 2021	Jul. 31, 2022	Apr. 30, 2021	Oct. 31, 2022	Jul. 31, 2021	Jan. 31, 2023	Oct. 31, 2021	Apr. 30, 2023	Jan. 31, 2022	Jul. 31, 2023	Apr. 30, 2022	Oct. 31, 2023	Jul. 31, 2022	Jan. 31, 2024	Oct. 31, 2022	Apr. 30, 2024	Jan. 31, 2023	Jul. 31, 2024	Apr. 30, 2023	Oct. 31, 2024	Jul. 31, 2023	Jan. 31, 2025	Oct. 31, 2023	Apr. 30, 2025	Jan. 31, 2024	Jul. 31, 2025	Apr. 30, 2024	Oct. 31, 2025	Jul. 31, 2024	Oct. 31, 2024	Jan. 31, 2025	Apr. 30, 2025	Jul. 31, 2025	Oct. 31, 2025
C000141505
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 9,311		$ 10,070		$ 10,720		$ 11,104		$ 11,236		$ 12,403		$ 13,540		$ 14,606		$ 16,179		$ 15,009		$ 14,535		$ 12,679		$ 14,300		$ 15,305		$ 14,828		$ 15,569		$ 15,829		$ 15,063		$ 17,495		$ 18,558		$ 21,581		$ 22,638		$ 20,907		$ 20,907		$ 20,100		$ 17,135		$ 16,555		$ 13,423		$ 17,712		$ 16,530		$ 17,110		$ 14,768		$ 15,262		$ 16,672		$ 17,597	$ 18,384	$ 17,915	$ 17,985	$ 20,079	$ 22,764
C000141506
Account Value [Line Items]
Accumulated Value		10,000		9,300		10,070		10,711		11,095		11,217		12,385		13,513		14,571		16,133		14,953		14,469		12,614		14,234		15,228		14,751		15,482		15,731		14,976		17,385		18,436		21,435		22,480		20,753		20,753		19,947		16,990		16,423		13,309		17,561		16,388		16,963		14,627		15,112		16,511		17,417	18,185	17,726	17,784	19,859	22,508
C000184323
Account Value [Line Items]
Accumulated Value	$ 500,000		$ 546,543		$ 597,074		$ 644,504		$ 714,304		$ 662,711		$ 642,251		$ 560,413		$ 632,523		$ 677,928		$ 656,799		$ 690,516		$ 702,446		$ 668,953		$ 777,579		$ 825,556		$ 960,395		$ 1,008,644		$ 932,364		$ 933,283		$ 897,607		$ 765,475		$ 740,638		$ 600,557		$ 793,549		$ 740,952		$ 767,505		$ 662,822		$ 685,769		$ 749,865		$ 791,553		$ 828,030		$ 807,714		$ 811,376		$ 906,585		$ 1,028,998
MSCI All Country Asia ex Japan Index Net
Account Value [Line Items]
Accumulated Value		10,000		8,882		9,700		10,302		10,659		10,768		11,747		13,118		13,904		15,456		14,568		13,801		12,009		13,204		13,972		13,380		13,599		13,893		12,931		15,027		15,755		18,920		19,132		17,892		17,775		16,783		15,113		14,325		11,733		15,056		14,215		15,212		13,319		13,942		15,284		16,161	17,044	16,632	16,933	19,387	21,878
MSCI All Country Asia ex Japan Index Net
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 8,882		$ 9,700		$ 10,302		$ 10,659		$ 10,768		$ 11,747		$ 13,118		$ 13,904		$ 15,456		$ 14,568		$ 13,801		$ 12,009		$ 13,204		$ 13,972		$ 13,380		$ 13,599		$ 13,893		$ 12,931		$ 15,027		$ 15,755		$ 18,920		$ 19,132		$ 17,892		$ 17,775		$ 16,783		$ 15,113		$ 14,325		$ 11,733		$ 15,056		$ 14,215		$ 15,212		$ 13,319		$ 13,942		$ 15,284		$ 16,161	$ 17,044	$ 16,632	$ 16,933	$ 19,387	$ 21,878
MSCI All Country Asia ex Japan Index Net
Account Value [Line Items]
Accumulated Value	$ 500,000		$ 530,729		$ 592,694		$ 628,177		$ 698,325		$ 658,172		$ 623,512		$ 542,580		$ 596,552		$ 631,239		$ 604,515		$ 614,415		$ 627,695		$ 584,225		$ 678,943		$ 711,821		$ 854,791		$ 864,382		$ 808,349		$ 803,061		$ 758,255		$ 682,810		$ 647,211		$ 530,091		$ 680,221		$ 642,254		$ 687,291		$ 601,762		$ 629,881		$ 690,528		$ 730,158		$ 770,067		$ 751,420		$ 765,020		$ 875,916		$ 988,458